Expense Example, No Redemption - Class C	Prospectus #1 Delaware Small Cap Core Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Small Cap Core Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Small Cap Core Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Small Cap Core Fund Expense Example, No Redemption, 10 Years	Prospectus #2 Delaware Small Cap Value Fund Expense Example, No Redemption, 1 Year	Prospectus #2 Delaware Small Cap Value Fund Expense Example, No Redemption, 3 Years	Prospectus #2 Delaware Small Cap Value Fund Expense Example, No Redemption, 5 Years	Prospectus #2 Delaware Small Cap Value Fund Expense Example, No Redemption, 10 Years	Prospectus #3 Delaware Wealth Builder Fund Expense Example, No Redemption, 1 Year	Prospectus #3 Delaware Wealth Builder Fund Expense Example, No Redemption, 3 Years	Prospectus #3 Delaware Wealth Builder Fund Expense Example, No Redemption, 5 Years	Prospectus #3 Delaware Wealth Builder Fund Expense Example, No Redemption, 10 Years
USD ($)	188	582	1,001	2,169	192	594	1,021	2,212	186	584	1,007	2,187